Financial instruments (Details 9) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012
Financial instruments (CHF million)
Interest-bearing deposits with banks	1,563	1,781	1,945	2,328
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	173,404	180,513	183,455	226,864
Loans	246,186	248,995	242,223	239,164
Other assets	72,986	72,204	72,912	77,513
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(99,073)	(127,182)	(132,721)	(189,266)
Short-term borrowings	(20,976)	(24,657)	(18,641)	(19,184)
Long-term debt	(133,505)	(143,094)	(148,134)	(154,838)
Other liabilities	(56,117)	(56,870)	(57,637)	(62,259)
Aggregate fair value
Loans (CHF million)
Non-interest-earning loans	715		920
Financial instruments (CHF million)
Interest-bearing deposits with banks	396		627
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	99,972		113,664
Loans	19,570		20,000
Other assets	25,863		22,060
Due to banks and customer deposits	(780)		(531)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(79,443)		(108,784)
Short-term borrowings	(5,620)		(4,513)
Long-term debt	(63,942)		(65,384)
Other liabilities	(2,278)		(3,683)
Aggregate unpaid principal
Loans (CHF million)
Non-interest-earning loans	3,090		3,810
Financial instruments (CHF million)
Interest-bearing deposits with banks	391		615
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	99,602		113,196
Loans	20,470		20,278
Other assets	31,188		29,787
Due to banks and customer deposits	(774)		(493)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(79,373)		(108,701)
Short-term borrowings	(5,562)		(4,339)
Long-term debt	(65,054)		(66,998)
Other liabilities	(3,741)		(6,186)
Difference
Loans (CHF million)
Non-interest-earning loans, Difference	(2,375)		(2,890)
Financial instruments (CHF million)
Interest-bearing deposits with banks	5		12
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	370		468
Loans	(900)		(278)
Other assets	(5,325)		(7,727)
Due to banks and customer deposits	(6)		(38)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(70)		(83)
Short-term borrowings	(58)		(174)
Long-term debt	1,112		1,614
Other liabilities	1,463		2,503